Trade and other payables	12 Months Ended
Dec. 31, 2018
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Trade and other payables

28. Trade and other payables

NON-CURRENT TRADE AND OTHER PAYABLES

Million US dollar	31 December 2018	31 December 2017
Indirect taxes payable	194	157
Trade payables	238	380
Deferred consideration on acquisitions	1 247	699
Other payables	138	226

Non-current trade and other payables	1 816	1 462

CURRENT TRADE AND OTHER PAYABLES

Million US dollar	31 December 2018	31 December 2017
Trade payables and accrued expenses	15 512	15 240
Payroll and social security payables	900	1 284
Indirect taxes payable	2 633	2 862
Interest payable	1 616	1 790
Consigned packaging	1 093	1 111
Dividends payable	331	479
Deferred income	32	30
Deferred consideration on acquisitions	163	1 723
Other payables	289	243

Current trade and other payables	22 568	24 762

As at 31 December 2018, deferred consideration on acquisitions is mainly comprised of 0.6 billion US dollar for the put option included in the 2012 shareholders’ agreement between Ambev and ELJ which may result in Ambev acquiring additional shares in Cervecería Nacional Dominicana S.A. (“CND”). In January 2018, ELJ partially exercised its option to sell approximately 30% of the shares of CND for an amount of 0.9 billion US dollar, resulting in Ambev’s participation in CND increasing from 55% to 85%.